Condensed Financial Information of Registrant (SMFG) - Additional Information (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Disclosure of detailed information about borrowings [line items]
Borrowings	¥ 15,371,801	¥ 20,584,651
Bonds	11,984,994	11,428,437
SMFG [member]
Disclosure of detailed information about borrowings [line items]
Bonds	7,727,243	7,255,987
SMFG [member] | Non Consolidated [member]
Disclosure of detailed information about borrowings [line items]
Bonds	8,280,718	7,509,351
Guarantee deposit	508,000	396,000
SMFG [member] | Subordinated bonds [Member] | Non Consolidated [member]
Disclosure of detailed information about borrowings [line items]
Bonds	1,098,000	954,000
SMFG [member] | Subsidiaries [Member] | Subordinated bonds [Member] | Non Consolidated [member]
Disclosure of detailed information about borrowings [line items]
Bonds	200	300
SMFG [member] | Subordinated long-term borrowings [member] | Non Consolidated [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	41,000	41,000
SMFG [member] | Unsubordinated long-term borrowings [member] | Non Consolidated [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	314,000	268,000
SMFG [member] | Senior Bonds [Member] | Non Consolidated [member]
Disclosure of detailed information about borrowings [line items]
Bonds	7,197,000	6,563,000
SMFG [member] | Senior Bonds [Member] | Subsidiaries [Member] | Non Consolidated [member]
Disclosure of detailed information about borrowings [line items]
Bonds	¥ 15,000	¥ 7,000